Subsequent Events (Details Narrative)					3 Months Ended	12 Months Ended
	Feb. 13, 2023 USD ($)	Jan. 04, 2023 shares $ / shares	Sep. 14, 2022	Jan. 24, 2022 USD ($)	Dec. 31, 2022 shares $ / shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 shares
IfrsStatementLineItems [Line Items]
Number of shares issued					603,703
Restricted shares, description					During the three months ended December 31, 2022, the Company granted 603,703 RSUs at a weighted average value of $2.81 to certain officers, directors, and consultants of the Company. The RSUs vest in three equal annual instalments during the recipient's continual service with the Company. During the year ended September 30, 2022 the Company granted 167,849 RSUs at a weighted average value of $4.91 to certain officers, directors, and consultants of the Company. The RSUs vest in three equal annual instalments during the recipient's continual service with the Company.
Number of Options, Granted					2,271,592	577,031	3,016,200
Options exercisable term					5 years	5 years	5 years
Options vesting terms					vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.	vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Restricted Stock Units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						167,849
Weighted average value | $ / shares					$ 2.81	$ 4.91
Restricted Stock Units [member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued		53,620
Weighted average value | $ / shares		$ 2.49
Restricted shares, description		On January 4, 2023, the Company issued 53,620 shares in satisfaction of vesting requirements of granted RSUs at a price of $2.49 to certain officers, directors, and consultants of the Company.
Share option granted to employee [member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Granted		5,000
Exercise price of share options granted | $ / shares		$ 2.30
Options exercisable term		5 years
Options vesting terms		vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Secured revolving credit facility | $				$ 10,000,000
Additional bank loan available | $				$ 15,000,000
Bank loan maturity date			Mar. 31, 2025	Mar. 31, 2023
Secured Revolving Credit Facility [Member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Secured revolving credit facility | $	$ 20,000
Additional bank loan available | $	$ 15,000
Bank loan maturity date	Mar. 31, 2025
Secured Revolving Credit Facility [Member] | Base Rates [Member]
IfrsStatementLineItems [Line Items]
Bank loan interest rate margin				3.00%
Secured Revolving Credit Facility [Member] | Base Rates [Member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Bank loan interest rate margin	3.00%
Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
IfrsStatementLineItems [Line Items]
Bank loan interest rate margin				4.00%
Secured Revolving Credit Facility [Member] | SOFR Rate [Member] | After Reporting Events [Member]
IfrsStatementLineItems [Line Items]
Bank loan interest rate margin	4.00%